Note 2 - Cash, Cash Equivalents and Restricted Cash (Details Textual)		12 Months Ended
	Sep. 18, 2019 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 AUD ($)
Restricted Cash, Total		$ 2,781,018	$ 4,493,313
Interest Income, Deposits with Financial Institutions, Total		8,668	$ 44,830
Performance Guarantee [Member]
Restricted Cash, Total	$ 5,000,000
Deposit, Term (Month)	42 months
Bank Guarantee for Commercial Lease [Member]
Security Deposit		250,000
Security Deposit on Credit Cards [Member]
Security Deposit		$ 70,000